EARNINGS PER SHARE ('EPS") (Tables)	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Schedule of Earnings per Share
	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Numerator for EPS:
Net income	$3,442	$2,617	$7,255	$4,727
Denominator for EPS:
Weighted average shares outstanding – basic	11,447,986	10,394,654	11,196,992	10,386,859
Dilutive shares	218,323	166,766	212,496	335,294
Weighted average shares outstanding – diluted	11,666,309	10,561,420	11,409,488	10,722,153
EPS:
Basic	$0.30	$0.26	$0.65	$0.46
Diluted	$0.30	$0.25	$0.64	$0.44